Changes to IFRS Not Yet Adopted	12 Months Ended
Dec. 31, 2020
Accounting Policies, Changes In Accounting Estimates And Errors [Abstract]
Changes to IFRS Not Yet Adopted
3 – CHANGES TO IFRS NOT YET ADOPTED
Inter-Bank Offered Rate (IBOR) Reform - Phase 2
Amendments to IFRS 9 Financial Instruments (IFRS 9), IFRS 7 Financial Instruments: Disclosures (IFRS 7) and IFRS 16 Leases (IFRS 16) were issued in August 2020 that complement those amendments issued in 2019 (IBOR Reform - Phase 1) and focus on the effects of IBOR reform on a company’s financial statements that arise when, for example, an IBOR used to calculate interest on a financial asset is replaced with an alternative benchmark rate.

In Phase 2 the IASB amended requirements relating to: changes in the basis for determining contractual cash flows of financial assets, financial liabilities and lease liabilities; hedge accounting; and disclosures. These amendments apply only to changes required by the IBOR reform to financial instruments and hedging relationships.

The amendments are effective for periods beginning on or after January 1, 2021 and are to be applied retrospectively. Early application is permitted.

Shell’s fixed-rate debt hedged to floating rate will be affected by the market-wide replacement of London Inter-Bank Offered Rate (LIBOR) by alternative risk-free reference rates, most significantly by reform of dollar LIBOR.

The majority of Shell’s debt-related interest rate and currency swaps were designated in fair value hedge relationships at December 31, 2020.

The notional amount of hedging instruments designated in hedge relationships affected by the reform, at December 31, 2020, was $23,010 million. Furthermore, Shell has one floating rate note of $500 million tied to LIBOR, maturing in 2023, which will be affected.

A Group-wide project is in progress to manage the transition to alternative benchmark rates disclosures.

UK-adopted international accounting standards
On December 31, 2020 at 11pm BST, legislation made under the European Union (Withdrawal) Act 2018 brought into UK law IFRS adopted pursuant to Regulation (EC) No 1606/2002 as it applies in the European Union (EU) (previously referred to as "IFRS as adopted by the EU") to provide continuity. These standards are referred to as UK-adopted international accounting standards.

For reporting periods beginning on or after January 1, 2021, Shell's filing of the Annual Report to the Registrar of Companies for England and Wales ("Companies House") and other UK regulatory filings will be prepared in accordance with these UK-adopted international accounting standards.
The IFRS endorsement powers for the UK have been transferred from the European Commission to the Secretary of State for Business, Energy and Industrial Strategy (BEIS).

There are currently no material differences between the UK-adopted international accounting standards and IFRS adopted pursuant to Regulation (EC) No 1606/2002 as it applies in the EU. But if divergence occurs between the two accounting frameworks this may result in the need to report against both accounting frameworks to meet the UK and Dutch reporting requirements. However, if the EU determines that UK-adopted international accounting standards are equivalent to IFRS adopted pursuant to Regulation (EC) No 1606/2002 as it applies in the EU, any divergence between the two accounting frameworks would have no impact on Shell’s future reporting. The EU has not yet accepted the UK-adopted international accounting standards at the time of publishing this Report.

It is expected that in the short term there will be no material differences between IFRS as issued by the IASB, UK-adopted international accounting standards and IFRS adopted pursuant to Regulation (EC) No 1606/2002 as it applies in the EU.

IFRS 17 Insurance contracts (IFRS 17)
IFRS 17 was issued in 2017, and is required to be adopted for annual reporting periods beginning on or after January 1, 2023. The IFRS 17 model combines a current balance sheet measurement of insurance contracts with recognition of profit over the period that services are provided. The general model in the standard requires insurance contract liabilities to be measured using probability-weighted current estimates of future cash flows, an adjustment for risk, and a contractual service margin representing the profit expected from fulfilling the contracts. Effects of changes in the estimates of future cash flows and the risk adjustment relating to future services are recognised over the period services are provided rather than immediately in profit or loss. Shell is in the process of evaluating the initial impact of this standard.